Investment Risks - Guardian Core Fixed Income VIP Fund	Feb. 28, 2025
Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed by the Subadviser. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund’s performance. There is no guarantee that the Subadviser’s investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.

Collateralized Loan Obligation Risk [Member]
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Collateralized Loan Obligation Risk. CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in a CLO may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Repurchase Agreement Risk [Member]
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Repurchase Agreement Risk. Repurchase agreements entail the Fund’s purchase of a fund eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund’s cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight although the term of such agreement may extend over a number of months (up to one year) from the date of delivery. The repurchase price is in excess of the Fund’s purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement. If the party agreeing to repurchase the securities defaults and/or if the value of the underlying securities held by a Fund falls below the repurchase price, a loss could be incurred. The Fund also might incur disposition costs in connection with liquidating the securities.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk [Member]
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When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk. The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage. TBA transactions may significantly increase the fund's portfolio turnover rate.